OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	2020	2019
Capitalized fulfillment costs	3,615	6,334
Agent receivables	3,585	4,433
Advances	1,669	701
Claims receivables	1,543	810
Bunker receivables on time charter-out contracts	14,779	5,827
Other receivables	7,963	13,393
Balance at June 30, 2020	33,154	31,498